Schedule of Intangible Assets Acquired and their Associated Estimated Acquisition Date Fair Values (Details) - USD ($)		12 Months Ended
	Dec. 18, 2024	Dec. 31, 2024
Customer Relationships [Member]
Business Combination [Line Items]
Estimated Useful Life		7 years
Trade Names [Member]
Business Combination [Line Items]
Estimated Useful Life		15 years
Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Estimated Useful Life		6 years
Open Reel [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible Assets	$ 588,710
Estimated Useful Life	7 years
Open Reel [Member] | Trade Names [Member]
Business Combination [Line Items]
Intangible Assets	$ 899,600
Estimated Useful Life	15 years
Open Reel [Member] | Technology-Based Intangible Assets [Member]
Business Combination [Line Items]
Intangible Assets	$ 2,415,010
Estimated Useful Life	6 years